N-2	Feb. 18, 2025
Cover [Abstract]
Entity Central Index Key	0002020407
Amendment Flag	true
Amendment Description	Explanatory Note The purpose of this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C. Part A and Part B of the Registration Statement are incorporated herein by reference to Part A and Part B of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 filed by the Registrant with the Securities and Exchange Commission on February 18, 2025.
Entity Inv Company Type	N-2
Securities Act File Number	333-280403
Investment Company Act File Number	811-23958
Document Type	N-2/A
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	HARBOURVEST PRIVATE INVESTMENTS FUND
Entity Address, Address Line One	One Financial Center
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	617
Local Phone Number	348-3707
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One Financial Center
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
Contact Personnel Name	Monique Austin